STOCKHOLDERS' DEFICIENCY (Details) - The fair value of stock-based payment awards (Parentheticals) (Employee Stock Option [Member])	9 Months Ended
Sep. 30, 2013
Employee Stock Option [Member]
STOCKHOLDERS' DEFICIENCY (Details) - The fair value of stock-based payment awards (Parentheticals) [Line Items]
Risk-free interest rate, Minimum	0.64%
Risk-free interest rate, Maximum	1.39%
Stock price volatility, Minimum	75.00%
Stock price volatility, Maximum	87.00%